Mineral Royalty Interests - Summary of Mineral Royalty Interest (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Total Upfront Consideration	$ 39,879
Metates [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Chesapeake
Location of Mine	Mexico
Royalty	0.50%
Total Upfront Consideration	$ 3,000
Term of Agreement	Life of Mine
Date of Original Contract	07-Aug-2014
Brewery Creek [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Victoria Gold
Location of Mine	Canada
Royalty	2.00%
Total Upfront Consideration	$ 3,529
Term of Agreement	Life of Mine
Date of Original Contract	04-Jan-2021
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Liberty Gold
Location of Mine	USA
Royalty	0.50%
Total Upfront Consideration	$ 3,600
Term of Agreement	Life of Mine
Date of Original Contract	10-Sep-2023
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Vista
Location of Mine	Australia
Royalty	1.00%
Total Upfront Consideration	$ 20,000
Term of Agreement	Life of Mine
Date of Original Contract	13-Dec-2023
DeLamar [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Integra
Location of Mine	USA
Royalty	1.50%
Total Upfront Consideration	$ 9,750
Term of Agreement	Life of Mine
Date of Original Contract	20-Feb-2024